CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 19, 2016	Dec. 31, 2015
Revenue
Water solutions				$ 311,275	$ 173,157	$ 241,455		$ 427,496
Accommodations and rentals				38,457	19,585	27,151		52,948
Wellsite completion and construction services				38,522	22,923	33,793		55,133
Total revenue		$ 153,880	$ 73,907	388,254	215,665	302,399		535,577
Costs of revenue
Water solutions				226,737	144,653	200,399		332,411
Accommodations and rentals				30,697	15,527	22,019		37,957
Wellsite completion and construction services				32,155	19,817	29,089		48,356
Depreciation and amortization				67,144	73,874	95,020		104,608
Total costs of revenue				356,733	253,871	346,527		523,332
Gross profit (loss)				31,521	(38,206)	(44,128)		12,245
Operating expenses
Selling, general and administrative				49,298	25,928	34,643		56,548
Depreciation and amortization				1,312	1,644	2,087		3,104
Impairment of goodwill and other intangible assets					138,666	138,666		21,366
Impairment of property and equipment					60,026	60,026
Lease abandonment costs				2,871	13,169	19,423
Total operating expenses				53,481	239,433	254,845		81,018
Income (Loss) from operations				(21,960)	(277,639)	(298,973)		(68,773)
Other income (expense)
Interest expense, net				(1,885)	(11,792)	(16,128)		(13,689)
Other income (expense), net				3,342	588	629		893
Income (loss) before tax expense		2,299	(35,178)	(20,503)	(288,843)	(314,472)		(81,569)
Tax expense				326	(392)	524		(324)
Net income (loss)	$ (3,060)	2,593	(35,204)	(20,177)	(289,235)	(313,948)	$ (310,888)	(81,872)
Less: Net (income) loss attributable to noncontrolling interests		(1,369)	273	13,013	3,876	6,424		981
Net income (loss) attributable to Select Energy Services, Inc.		1,224		(7,164)	(285,359)	(1,043)
Predecessor
Other income (expense)
Net income (loss)						(306,481)	$ (306,481)	$ (80,891)
Less: Net (income) loss attributable to noncontrolling interests			$ 34,931		$ 285,359
Class A-1 common stock
Other income (expense)
Net income (loss)						(844)
Net income (loss) attributable to Select Energy Services, Inc.				$ (2,679)		(844)
EARNINGS PER SHARE
Weighted average shares outstanding, basic				9,671,795
Net income (loss) per share attributable to common stockholders, basis				$ (0.28)
Weighted average shares outstanding, diluted				9,671,795
Net income (loss) per share attributable to common stockholders, diluted				$ (0.28)
Class A common stock
Other income (expense)
Net income (loss)						(199)
Net income (loss) attributable to Select Energy Services, Inc.		$ 1,224		$ (4,485)		$ (199)
EARNINGS PER SHARE
Weighted average shares outstanding, basic		30,336,923		16,189,997
Net income (loss) per share attributable to common stockholders, basis		$ 0.04		$ (0.28)
Weighted average shares outstanding, diluted		30,357,572		16,189,997
Net income (loss) per share attributable to common stockholders, diluted		$ 0.04		$ (0.28)
Class B common stock
EARNINGS PER SHARE
Weighted average shares outstanding, basic		38,462,541		38,462,541
Weighted average shares outstanding, diluted		38,462,541		38,462,541